COVER LETTER

January 30, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds

(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 81 to the Trust’s Registration Statement under the Securities Act and Amendment No. 83 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed primarily in connection with the following: (i) to reflect a change in subadviser for each of the MassMutual Select Large Cap Value Fund, MassMutual Select Growth Opportunities Fund, and MassMutual Select Small Company Value Fund; (ii) to reflect the addition of a subadviser for the MassMutual Select Blue Chip Growth Fund; and (iii) to reflect a change in name, subadviser, and investment strategy for the MassMutual Select PIMCO Total Return Fund (now known as the MassMutual Select Total Return Bond Fund). In addition, this Amendment incorporates other changes made since the filing of Post-Effective Amendment No.79 in connection with the Trust. The anticipated effective date is April 1, 2015. The Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect December 31, 2014 information, but instead still reflect December 31, 2013 information.

Please address any questions or comments to the undersigned at (860) 562-2241. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MassMutual Select Funds